Concentration of risks	12 Months Ended
Jun. 30, 2023
Concentration of risks
Concentration of risks

Note 12 – Concentration of risks

Major vendors

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the years ended June 30,
	2023	2022	2021
Amount of the Company’s purchases
Supplier A	$504,822	$126,621	—
Supplier B	$4,870,146	—	—

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash. In the US, the insurance coverage of each bank is $250,000. As of June 30, 2023 and 2022, cash balance of nil and $563, respectively, were deposited with financial institutions located in US, and of which none were subject to credit risk. Singapore dollar deposits of non-bank depositors are insured by the Singapore Deposit Insurance Corporation, for up to $75,000 in aggregate per depositor per Scheme member by law. Foreign currency deposits, dual currency investments, structured deposits and other investment products are not insured. As of June 30, 2023 and 2022, cash balance of $16,274 and $17,242, respectively, were deposited with financial institutions located in Singapore and were subject to credit risk. While management believes that these financial institutions and third-party fund holders are of high credit quality, it also continually monitors their creditworthiness.

The Company used to trade BTCs on KuCoin and switched to f2pool, which is also a global crypto exchange, in October 2022. Those digital assets are kept in unique and segregated blockchain addresses accessible by the Company and verifiable on blockchain at any time. While the exchange holds the Company’s digital assets, the ownership and operation rights are always 100% attributed to the Company. The digital assets stored on f2pool are not insured. At the end of every day, f2pool automatically transferred the Company’s BTCs from f2pool to the Company’s own cold storage wallet to avoid the risks of exchange platform. As of June 30, 2023, the Company had 27.32 BTCs stored in the Company’s cold storage wallet and had 55 pledged BTCs stored in the cold storage wallet of the lender of the Company’s third-party loans. Those digital assets stored in cold storage wallets are kept in unique and segregated blockchain addresses accessible by the Company or the lender only. The digital assets stored in the lender’s wallet are insured by the party.

The Company is also exposed to risk from its security deposits and other receivables. These assets are subjected to credit evaluations. An allowance has been made for estimated unrecoverable amounts which have been determined by reference to past default experience and the current economic environment.